Business Segment Information	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Segment Reporting [Abstract]
Business Segment Information

Note 19. Business Segment Information

The Company is organized into three reportable segments based on management’s process for making operating decisions, allocating capital and measuring performance, and based on the similarity of products, customers served, common use of facilities, and economic characteristics. The Company’s segments are as follows:

Fire & Emergency: This segment includes KME, E-One, Inc., Ferrara, American Emergency Vehicles, Inc., Leader Emergency Vehicles, Inc., Horton Enterprises, Inc. and Wheeled Coach, Inc. These business units manufacture and market commercial and custom fire and emergency vehicles primarily for fire departments, airports, other governmental units, contractors, hospitals and other care providers in the United States and other countries.

Commercial: This segment includes Collins Bus, Champion Bus, Inc., Goshen Coach, Inc., ENC, ElDorado National (Kansas), Inc., Eldorado Mobility, Capacity and Lay-Mor. Collins Bus manufactures, markets and distributes school buses, normally referred to as Type A school buses, as well as shuttle buses used for churches, transit authorities, hotels and resorts, retirement centers and other similar uses. Champion Bus, Inc., Goshen Coach, Inc., ENC, ElDorado National (Kansas), Inc. and Eldorado Mobility, Inc. manufacture, market and distribute shuttle buses and mobility vans for transit, airport car rental and hotel/motel shuttles, tour and charter operations and other uses under several well-established brand names. Capacity manufactures, markets and distributes trucks used in terminal type operations, i.e., rail yards, warehouses, rail terminals and shipping terminals/ports. Lay-Mor manufactures, markets and distributes industrial sweepers for both the commercial and rental markets.

Recreation: This segment includes REV Recreation Group, Inc. (“RRG”), Goldshield Fiberglass, Inc. (“Goldshield”), Renegade and Midwest, and their respective manufacturing facilities, service and parts divisions. RRG primarily manufactures, markets and distributes Class A and Class C mobile RVs in both gas and diesel models. Renegade primarily manufacturers Class C and Super C RVs and heavy-duty special application trailers. Goldshield manufactures, markets and distributes fiberglass reinforced molded parts to a diverse cross section of OEM and other commercial and industrial customers, including various components for RRG, which is one of Goldshield’s primary customers. Midwest manufactures Class B RVs and luxury vans.

In considering the financial performance of the business, the chief operating decision maker analyzes the primary financial performance measure of Adjusted EBITDA. Adjusted EBITDA is defined as net income for the relevant period before depreciation and amortization, interest expense and provision for income taxes, as adjusted for transaction expenses, sponsor expenses, restructuring costs, loss on early extinguishment of debt, and stock based compensation, which the Company believes are not indicative of the Company’s ongoing operating performance. Adjusted EBITDA is not a measure defined by U.S. GAAP, but is computed using amounts that are determined in accordance with U.S. GAAP. A reconciliation of this performance measure to income before provision for income taxes is included below.

The Company believes that Adjusted EBITDA is useful to investors and used by management for measuring profitability because the measure excludes the impact of certain items which management believes has less bearing on the Company’s core operating performance. The Company believes that utilizing Adjusted EBITDA allows for a more meaningful comparison of operating fundamentals between companies within the Company’s industry by eliminating the impact of capital structure and taxation differences between the companies.

The Company also adjusts for exceptional items which are determined to be those that in management’s judgment need to be disclosed by virtue of their size, nature or incidence, which include non-cash items and items settled in cash. In determining whether an event or transaction is exceptional, management considers quantitative as well as qualitative factors such as the frequency or predictability of occurrence. This is consistent with the way that financial performance is measured by management and reported to our Board of Directors, assists in providing a meaningful analysis of the Company’s operating performance and used as a measurement in incentive compensation for management.

For purposes of measuring performance of its business segments, the Company does not allocate to individual business segments costs or items that are of a corporate nature. The caption “Corporate and Other” includes corporate office expenses, results of insignificant operations, intersegment eliminations and income and expense not allocated to reportable segments.

Identifiable assets of the business segments exclude general corporate assets, which principally consist of cash and cash equivalents, certain property, plant and equipment and certain other assets pertaining to corporate and other centralized activities.

Intersegment sales generally include amounts invoiced by a segment for work performed for another segment. Amounts are based on actual work performed and agreed-upon pricing which is intended to be reflective of the contribution made by the supplying business segment. All intersegment transactions have been eliminated in consolidation.

Selected financial information of the Company’s segments for the three months ended July 29, 2017 and July 30, 2016, is as follows (in thousands):

	Three Months Ended July 29, 2017
	Fire & Emergency	Commercial	Recreation	Corporate and Other	Consolidated
Sales:
Net Sales—External Customers	$262,092	$154,421	$177,874	$1,215	$595,602

Net Sales—Intersegment	$—	$256	$3,184	$(3,440)	$—

Depreciation and amortization	$4,549	$2,363	$3,468	$1,158	$11,538

Capital expenditures	$1,483	$6,493	$1,700	$2,172	$11,848

Identifiable assets	$625,686	$272,603	$253,235	$94,558	$1,246,082

Adjusted EBITDA	$29,076	$12,872	$11,650	$(8,129)

	Three Months Ended July 30, 2016
	Fire & Emergency	Commercial	Recreation	Corporate and Other	Consolidated
Sales:
Net Sales—External Customers	$218,144	$182,946	$127,148	$—	$528,238

Net Sales—Intersegment	$—	$—	$2,814	$(2,814)	$—

Depreciation and amortization	$2,760	$1,970	$1,617	$509	$6,856

Capital expenditures	$2,725	$925	$7,540	$2,810	$14,000

Identifiable assets	$458,393	$269,643	$164,319	$38,648	$931,003

Adjusted EBITDA	$19,075	$17,090	$5,843	$(8,545)

Selected financial information of the Company’s segments for the nine months ended July 29, 2017 and July 30, 2016, is as follows (in thousands):

	Nine Months Ended July 29, 2017
	Fire & Emergency	Commercial	Recreation	Corporate and Other	Consolidated
Sales:
Net Sales—External Customers	$666,465	$444,166	$470,917	$2,307	$1,583,855

Net Sales—Intersegment	$—	$3,236	$9,666	$(12,902)	$—

Depreciation and amortization	$10,178	$6,041	$8,223	$2,369	$26,811

Capital expenditures	$9,053	$8,564	$3,860	$28,414	$49,891

Identifiable assets	$625,686	$272,603	$253,235	$94,558	$1,246,082

Adjusted EBITDA	$70,188	$35,708	$21,714	$(23,470)

	Nine Months Ended July 30, 2016
	Fire & Emergency	Commercial	Recreation	Corporate and Other	Consolidated
Sales:
Net Sales—External Customers	$523,969	$499,760	$357,518	$—	$1,381,247

Net Sales—Intersegment	$—	$—	$8,186	$(8,186)	$—

Depreciation and amortization	$6,639	$6,051	$3,295	$1,130	$17,115

Capital expenditures	$6,634	$1,670	$2,661	$8,560	$19,525

Identifiable assets	$458,393	$269,643	$164,319	$38,648	$931,003

Adjusted EBITDA	$55,859	$37,268	$6,854	$(19,140)

Provided below is a reconciliation of segment Adjusted EBITDA to net income before provision for income taxes (in thousands):

	Three Months Ended		Nine Months Ended
	July 29, 2017	July 30, 2016	July 29, 2017	July 30, 2016
Fire & Emergency Adjusted EBITDA	$29,076	$19,075	$70,188	$55,859
Commercial Adjusted EBITDA	12,872	17,090	35,708	37,268
Recreation Adjusted EBITDA	11,650	5,843	21,714	6,854
Corporate and Other Adjusted EBITDA	(8,129)	(8,545)	(23,470)	(19,140)
Depreciation and amortization	(11,538)	(6,856)	(26,811)	(17,115)
Interest expense, net	(4,560)	(7,364)	(15,453)	(20,828)
Transaction expenses	(503)	(196)	(2,742)	(1,581)
Sponsor expenses	(80)	(25)	(418)	(150)
Restructuring costs	(2,279)	(57)	(3,479)	(2,807)
Stock-based compensation expense	(314)	(1,052)	(26,131)	(12,298)
Non-cash purchase accounting	(1,913)	(697)	(3,123)	(697)
Loss on early extinguishment of debt	—	—	(11,920)	—

Income before provision for income taxes	$24,282	$17,216	$14,063	$25,365

Note 21. Business Segment Information

The Company is organized into three reportable segments based on management’s process for making operating decisions, allocating capital and measuring performance, and based on the similarity of products, customers served, common use of facilities, and economic characteristics. The Company’s segments are as follows:

Fire & Emergency: This segment includes KME, E-One, Inc., American Emergency Vehicles, Inc., Leader Emergency Vehicles, Inc., Horton Enterprises, Inc. and Wheeled Coach, Inc. These business units manufacture and market commercial and custom fire and emergency vehicles primarily for fire departments, airports, other governmental units, contractors, hospitals and other care providers in the United States and other countries.

Commercial: This segment includes Collins Bus, Champion Bus, Inc., Goshen Coach, Inc., ENC, ElDorado National (Kansas), Inc., Capacity and Lay-Mor. Collins Bus manufactures, markets and distributes Type A school buses, as well as shuttle buses used for churches, transit authorities, hotels and resorts, retirement centers and other similar uses. Champion Bus, Inc., Goshen Coach, Inc., ENC, and ElDorado National (Kansas), Inc. manufacture, market and distribute shuttle buses, transit buses and mobility vans for transit, airport car rental and hotel/motel shuttles, tour and charter operations and other similar uses. Capacity manufactures, markets and distributes trucks used in terminal type operations, i.e., rail yards, warehouses, rail terminals and shipping terminals/ports. Lay-Mor manufactures, markets and distributes industrial sweepers for both the commercial and rental markets.

Recreation: This segment includes REV Recreation Group, Inc. (“RRG”) and Goldshield Fiberglass, Inc. (“Goldshield”). RRG primarily manufactures, markets and distributes Class A and Class C mobile recreational vehicles in both gas and diesel models. Goldshield manufactures, markets and distributes fiberglass reinforced molded parts to a diverse cross section of OEM and other commercial and industrial customers, including various components for other REV companies including RRG, which is one of Goldshield’s primary customers.

In considering the financial performance of the business, the chief operating decision maker analyzes the primary financial performance measure of Adjusted EBITDA. Adjusted EBITDA is defined as net income for the relevant period before depreciation and amortization, interest expense and provision (benefit) for income taxes, as adjusted for sponsor expenses, restructuring costs, and stock-based compensation, that the Company believes are not indicative of the Company’s ongoing operating performance. Adjusted EBITDA is not a measure defined by U.S. GAAP, but is computed using amounts that are determined in accordance with U.S. GAAP. A reconciliation of this performance measure to income before provision for income taxes is included below.

The Company believes that Adjusted EBITDA is useful to investors and used by management for measuring profitability because the measure excludes the impact of certain items which management believes have less bearing on the Company’s core operating performance. The Company believes that the core operations of its business are those which can be affected by the Company’s management in a particular period through their resource allocation decisions that affect the underlying performance of its operations conducted during that period. The Company also believes that the decision to utilize Adjusted EBITDA allows for a meaningful comparison of operating fundamentals between companies within the Company’s industry by eliminating the impact of capital structure and taxation differences between the companies.

The Company also adjusts for exceptional items which are determined to be those that in management’s judgment need to be disclosed by virtue of their size, nature or incidence, which include non-cash items and items settled in cash. In determining whether an event or transaction is exceptional, management considers quantitative as well as qualitative factors such as the frequency or predictability of occurrence. This is consistent with the way that financial performance is measured by management and reported to the Company’s Board of Directors, assists in providing a meaningful analysis of the Company’s operating performance and used as a measurement in incentive compensation for management. Based on the foregoing factors, management considers the adjustment for non-cash purchase accounting to be an exceptional item.

For purposes of measuring performance of its business segments, the Company does not allocate to individual business segments costs or items that are of a corporate nature. The caption “corporate and other” includes corporate office expenses, results of insignificant operations, intersegment eliminations and income and expense not allocated to reportable segments.

Identifiable assets of the business segments exclude general corporate assets, which principally consist of cash and cash equivalents, certain property, plant and equipment and certain other assets pertaining to corporate activities.

Intersegment sales generally include amounts invoiced by a segment for work performed for another segment. Amounts are based on actual work performed and agreed-upon pricing which is intended to be reflective of the contribution made by the supplying business segment. All intersegment transactions have been eliminated in consolidation.

Selected financial information of the Company’s segments is as follows:

	Fiscal Year 2016
	Fire & Emergency	Commercial	Recreation	Corporate and Other	Consolidated
Sales:
Net Sales—External Customers	$768,053	$679,033	$478,071	$842	$1,925,999

Net Sales—Intersegment	$—	$—	$10,556	$(10,556)	$—

Depreciation and amortization	$9,707	$8,095	$4,999	$1,792	$24,593

Capital expenditures	$9,598	$5,943	$14,672	$18,329	$48,542

Identifiable assets	$410,984	$268,980	$172,034	$37,021	$889,019

Adjusted EBITDA	$85,170	$53,414	$11,005	$(26,764)

	Fiscal Year 2015
	Fire & Emergency	Commercial	Recreation	Corporate and Other	Consolidated
Sales:
Net Sales—External Customers	$620,161	$701,980	$412,940	$—	$1,735,081

Net Sales—Intersegment	$—	$—	$10,039	$(10,039)	$—

Depreciation and amortization	$7,315	$8,703	$2,634	$432	$19,084

Capital expenditures	$3,353	$3,301	$2,710	$6,066	$15,430

Identifiable assets	$276,244	$267,188	$129,706	$22,683	$695,821

Adjusted EBITDA	$63,306	$39,095	$1,507	$(13,782)

	Fiscal Year 2014
	Fire & Emergency	Commercial	Recreation	Corporate and Other	Consolidated
Sales:
Net Sales—External Customers	$567,714	$654,432	$498,970	$—	$1,721,116

Net Sales—Intersegment	$—	$—	$10,399	$(10,399)	$—

Depreciation and amortization	$7,586	$8,427	$2,423	$465	$18,901

Capital expenditures	$3,433	$3,116	$4,987	$531	$12,067

Identifiable assets	$287,476	$262,290	$144,483	$11,438	$705,687

Adjusted EBITDA	$37,544	$34,273	$2,001	$(12,305)

Provided below is a reconciliation of segment Adjusted EBITDA to income before provision for income taxes:

	Fiscal Year Ended
	October 29, 2016	October 31, 2015	October 31, 2014
Fire & Emergency Adjusted EBITDA	$85,170	$63,306	$37,544
Commercial Adjusted EBITDA	53,414	39,095	34,273
Recreation Adjusted EBITDA	11,005	1,507	2,001
Corporate and Other Adjusted EBITDA	(26,764)	(13,782)	(12,305)
Depreciation and amortization	(24,593)	(19,084)	(18,901)
Interest expense	(29,158)	(27,272)	(26,195)
Transaction expenses	(1,629)	—	(1,166)
Sponsor expenses	(219)	(1,069)	(2,093)
Restructuring costs	(3,521)	(4,652)	(7,516)
Stock-based compensation expense	(19,692)	(3,237)	(859)
Non-cash purchase accounting	(770)	—	—

Income before provision for income taxes	$43,243	$34,812	$4,783

The following tables present net sales by geographic region based on product shipment destination for fiscal years 2016, 2015 and 2014:

	Fiscal Year 2016
	U.S. and Canada	Europe/ Africa	Middle East	Rest of World	Total
Fire & Emergency	$758,549	$653	$3,416	$5,435	$768,053
Commercial	672,673	454	—	5,906	679,033
Recreation	475,021	—	—	3,050	478,071
Corporate and other	842	—	—	—	842

Total Net Sales—External Customers	$1,907,085	$1,107	$3,416	$14,391	$1,925,999

Intersegment Sales	$10,556	—	—	—	—
Corporate Eliminations	(10,556)	—	—	—	—

	Fiscal Year 2015
	U.S. and Canada	Europe/ Africa	Middle East	Rest of World	Total
Fire & Emergency	$589,311	$720	$23,924	$6,206	$620,161
Commercial	685,382	1,024	188	15,386	701,980
Recreation	407,504	—	—	5,436	412,940

Total Net Sales—External Customers	$1,682,197	$1,744	$24,112	$27,028	$1,735,081

Intersegment Sales	$10,039	—	—	—	—
Corporate Eliminations	(10,039)	—	—	—	—

	Fiscal Year 2014
	U.S. and Canada	Europe/ Africa	Middle East	Rest of World	Total
Fire & Emergency	$529,849	$2,433	$23,693	$11,739	$567,714
Commercial	642,701	960	370	10,401	654,432
Recreation	498,864	—	—	106	498,970

Total Net Sales—External Customers	$1,671,414	$3,393	$24,063	$22,246	$1,721,116

Intersegment Sales	$10,399	—	—	—	—
Corporate Eliminations	(10,399)	—	—	—	—